Quarterly Holdings Report
for
Fidelity® SAI Short-Term Bond Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SST-NPRT1-0125
1.9899557.104
Asset-Backed Securities - 17.8%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.6%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 0% 1/20/2037 (b)(c)(d)	8,402,000	8,402,000
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8763% 7/23/2036 (b)(c)(d)	10,108,000	10,126,659
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 0% 1/20/2037 (b)(c)(d)	6,365,000	6,365,000
TOTAL BAILIWICK OF JERSEY		24,893,659
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	3,677,235	3,697,740
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	760,616	771,129
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (b)	1,871,588	1,889,819
TOTAL CANADA		6,358,688
GRAND CAYMAN (UK OVERSEAS TER) - 2.8%
Aimco Clo 12 Ltd Series 2022-12A Class AR, CME Term SOFR 3 month Index + 1.17%, 5.8175% 1/17/2032 (b)(c)(d)	5,119,413	5,129,652
Ares Lii Clo Ltd Series 2021-52A Class A1R, CME Term SOFR 3 month Index + 1.3116%, 5.9432% 4/22/2031 (b)(c)(d)	3,027,612	3,035,181
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	3,730,000	3,735,211
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.9675% 4/17/2033 (b)(c)(d)	13,876,000	13,907,290
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.6277% 7/18/2034 (b)(c)(d)	10,200,000	10,200,000
Cent Clo 21 Ltd/Cent Clo 21 Corp Series 2021-21A Class A1R3, CME Term SOFR 3 month Index + 1.2316%, 5.8488% 7/27/2030 (b)(c)(d)	131,641	131,637
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.811% 8/20/2034 (b)(c)(d)	6,123,000	6,137,683
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 0% 7/15/2035 (b)(c)(d)	9,543,000	9,543,000
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 6.0091% 7/17/2034 (b)(c)(d)	3,892,000	3,899,064
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.901% 5/20/2036 (b)(c)(d)	4,373,000	4,386,762
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.5866% 7/15/2036 (b)(c)(d)	11,192,000	11,225,957
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.9059% 7/15/2036 (b)(c)(d)	9,615,000	9,632,749
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.6973% 4/15/2030 (b)(c)(d)	1,620,251	1,620,981
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	1,887,000	1,887,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.6023% 8/8/2032 (b)(c)(d)	5,805,497	5,811,762
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 6.0275% 7/15/2036 (b)(c)(d)	4,187,000	4,194,800
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	3,393,137	3,395,743
Symphony Clo Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.9375% 1/15/2034 (b)(c)(d)	5,326,232	5,333,476
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.707% 11/18/2030 (b)(c)(d)	887,001	888,096
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.8475% 7/15/2030 (b)(c)(d)	2,870,733	2,875,114
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.8674% 4/20/2035 (b)(c)(d)	7,527,000	7,532,096
Voya CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2116%, 5.8591% 4/17/2030 (b)(c)(d)	954,570	955,142
Voya CLO Ltd/Voya CLO LLC Series 2021-2A Class A1R, CME Term SOFR 3 month Index + 1.4216%, 6.039% 7/19/2034 (b)(c)(d)	2,285,000	2,289,303
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		117,747,699
UNITED STATES - 14.3%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	775,486	778,089
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	11,250,000	11,253,628
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,512,000	1,522,905
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/2027	2,840,000	2,848,973
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/2028	4,153,000	4,174,729
American Express Credit Account Master Trust Series 2023-3 Class A, 5.23% 9/15/2028	9,244,000	9,364,093
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	8,100,000	8,246,425
Americredit Automobile Receivables Trust Series 2021-3 Class A3, 0.76% 8/18/2026	245,764	245,028
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	925,000	939,058
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (b)	4,436,971	4,481,940
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	6,754,000	6,779,770
Bank of America Credit Card Master Trust Series 2022-A2 Class A2, 5% 4/15/2028	3,936,000	3,953,852
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/2028	3,022,000	3,032,734
Bank of America Credit Card Master Trust Series 2023-A2 Class A2, 4.98% 11/15/2028	4,500,000	4,543,808
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	1,195,937	1,196,894
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	4,909,000	4,943,979
BMW Vehicle Lease Trust Series 2024-1 Class A3, 4.98% 3/25/2027	5,392,000	5,421,796
Bofa Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	717,000	726,708
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A3, 4.87% 2/15/2028	6,465,000	6,483,677
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	7,279,000	7,412,119
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	7,935,000	7,946,528
CarMax Auto Owner Trust Series 2023-2 Class A3, 5.05% 1/18/2028	7,257,000	7,290,657
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	1,451,000	1,478,850
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	3,478,000	3,498,550
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,385,000	1,409,269
CarMax Auto Owner Trust Series 2024-3 Class A3, 4.89% 7/16/2029	5,727,000	5,773,437
Carvana Auto Receivables Trust Series 2021-P3 Class A3, 0.7% 11/10/2026	836,365	828,050
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	531,419	523,813
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	1,410,000	1,424,986
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	7,192,000	7,285,581
Chase Auto Owner Trust Series 2024-4A Class A3, 4.94% 7/25/2029 (b)	8,711,000	8,776,096
Chase Issuance Trust Series 2023-A1 Class A, 5.16% 9/15/2028	10,790,000	10,923,808
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/16/2029 (c)	8,858,000	8,894,676
Citibank Credit Card Issuance Trust Series 2023-A1 Class A1, 5.23% 12/8/2027	3,464,000	3,487,645
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	3,483,000	3,503,890
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	1,750,000	1,768,168
CWABS Inc Asset-Backed Certificates Series 2004-2 Class 3A4, CME Term SOFR 1 month Index + 0.6145%, 5.2022% 7/25/2034 (c)(d)	53,278	52,605
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	6,525,000	6,609,359
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (b)	1,936,000	1,936,689
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	2,398,000	2,412,183
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	3,721,000	3,766,557
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	3,031,000	3,061,195
Discover Card Execution Note Trust Series 2022-A4 Class A, 5.03% 10/15/2027	4,250,000	4,266,739
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	623,000	632,589
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	595,000	604,859
Dllmt 2024-1 LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,618,000	3,630,019
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	8,579,380	8,370,899
EFF Series 2021-2 Class A2, 0.48% 5/20/2027 (b)	3,790	3,780
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	324,822	323,988
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	2,619,056	2,630,601
Enterprise Fleet Financing LLC Series 2023-2 Class A2, 5.56% 4/22/2030 (b)	5,200,422	5,239,541
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,978,691	2,013,620
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	7,632,370	7,680,120
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	6,368,000	6,420,499
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,319,000	2,317,701
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,257,000	1,281,099
Ford Credit Auto Lease Trust Series 2023-B Class A3, 5.91% 10/15/2026	7,722,000	7,766,463
Ford Credit Auto Owner Trust Series 2020-1 Class A, 2.04% 8/15/2031 (b)	3,372,000	3,353,325
Ford Credit Auto Owner Trust Series 2021-1 Class A, 1.37% 10/17/2033 (b)	4,343,000	4,155,301
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	4,689,000	4,727,434
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	4,420,000	4,422,570
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (b)	4,708,000	4,729,198
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	9,304,000	9,462,958
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	4,418,009	4,423,680
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	2,175,863	2,159,995
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A3, 4.47% 2/16/2028	1,671,000	1,669,870
Gm Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	5,981,000	6,079,782
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	6,484,981	6,505,364
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A3, 5.09% 3/22/2027	9,242,000	9,299,105
Gm Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	646,000	649,157
Gmf Floorplan Owner Revolving Tr Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	6,911,000	6,987,515
Gmf Floorplan Owner Revolving Tr Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	9,920,000	10,042,898
Gmf Floorplan Owner Revolving Tr Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	2,465,000	2,474,031
Honda Auto Receivables Owner Trust Series 2023-1 Class A3, 5.04% 4/21/2027	4,546,000	4,557,966
Honda Auto Receivables Owner Trust Series 2023-4 Class A3, 5.67% 6/21/2028	5,351,000	5,440,880
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	9,089,000	9,178,519
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (b)	7,962,880	7,972,987
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	6,380,000	6,438,621
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (b)	3,302,000	3,340,747
Hyundai Auto Receivables Trust Series 2023-C Class A3, 5.54% 10/16/2028	4,434,000	4,503,087
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,564,000	1,576,427
John Deere Owner Trust Series 2024-A Class A3, 4.96% 11/15/2028	9,145,000	9,228,173
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8674% 7/20/2036 (b)(c)(d)	10,000,000	10,033,270
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,629,000	1,654,965
Marlette Funding Trust Series 2023-3A Class A, 6.49% 9/15/2033 (b)	6,448	6,451
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	410,214	411,968
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	2,104,000	2,131,085
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	9,832,000	9,785,324
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3, 5.95% 11/15/2028	3,438,000	3,503,334
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (b)	1,883,000	1,899,314
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	4,082,000	4,145,133
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	2,761,000	2,785,297
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	1,482,334	1,457,378
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	1,729,217	1,729,657
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.9472% 1/25/2036 (c)(d)	18,861	18,719
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	3,231,000	3,270,840
Porsche Innovative Lease Owner Trust Series 2024-2A Class A3, 4.35% 10/20/2027 (b)	7,605,000	7,570,905
PRPM LLC Series 2021-5 Class A1, 4.793% 6/25/2026 (b)(c)	1,808,445	1,791,218
Sbna Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	1,882,000	1,905,403
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (b)	1,595,000	1,593,077
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	7,535,000	7,603,210
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	2,670,000	2,682,446
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	1,072,000	1,085,798
T-Mobile US Trust Series 2024-1A Class A, 5.05% 9/20/2029 (b)	6,446,000	6,497,790
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.5622% 9/25/2034 (c)(d)	65,691	67,421
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	1,501,000	1,506,530
Tesla Auto Lease Trust Series 2023-B Class A3, 6.13% 9/21/2026 (b)	8,253,000	8,309,086
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	3,567,000	3,602,507
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	3,488,000	3,504,705
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/2033 (b)	2,401,000	2,363,071
Toyota Auto Receivables Owner Trust Series 2023-D Class A3, 5.54% 8/15/2028	4,383,000	4,451,742
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	6,947,000	7,012,852
Toyota Lease Owner Trust Series 2024-A Class A3, 5.25% 4/20/2027 (b)	1,557,000	1,569,093
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	2,609,291	2,636,536
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	7,777,000	7,848,282
Verizon Master Trust Series 2023-2 Class A, 4.89% 4/13/2028	5,620,000	5,624,717
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	7,552,000	7,625,781
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	6,400,000	6,450,847
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	10,600,000	10,605,831
Volkswagen Auto Lease Trust Series 2023-A Class A3, 5.81% 10/20/2026	8,000,000	8,069,972
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,119,000	5,204,314
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	3,407,000	3,425,853
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	10,670,000	10,702,920
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	793,000	785,569
Wells Fargo Card Issuance Trust Series 2024-A1 Class A, 4.94% 2/15/2029	7,890,000	7,976,167
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	6,136,137	6,248,717
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A1, 5.49% 2/18/2039 (b)	9,625,000	9,726,033
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (b)	2,776,000	2,782,633
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	7,905,000	7,893,271
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	4,879,000	4,965,429
World Omni Auto Receivables Tr Series 2021-D Class A3, 0.81% 10/15/2026	1,097,228	1,086,313
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	8,000,000	8,026,198
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	794,000	799,152
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	4,901,000	4,973,252
World Omni Auto Trust 2024-C Series 2024-C Class A3, 4.43% 12/17/2029	5,984,000	5,974,621
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	4,502,000	4,557,538
TOTAL UNITED STATES		607,504,439
TOTAL ASSET-BACKED SECURITIES (Cost $751,507,211)		756,504,485

Collateralized Mortgage Obligations - 0.6%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.0%
Brass No 10 PLC Series 2021-10A Class A1, 0.669% 4/16/2069 (b)(c)	42,952	42,720
UNITED STATES - 0.6%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	2,356,021	2,087,228
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	1,706,125	1,692,988
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	1,311,454	1,275,718
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(c)	694,910	682,126
CSMC Trust Series 2021-RPL9 Class A1, 2.4364% 2/25/2061 (b)	3,604,789	3,592,196
Fannie Mae Guaranteed REMICS Series 2001-40 Class Z, 6% 8/25/2031	13,065	13,260
Fannie Mae Guaranteed REMICS Series 2015-27 Class KF, U.S. 30-Day Avg. SOFR Index + 0.4145%, 5.1485% 5/25/2045 (c)(d)	879,836	874,605
Fannie Mae Guaranteed REMICS Series 2016-27 Class HK, 3% 1/25/2041	1,095,155	1,035,194
Fannie Mae Guaranteed REMICS Series 2016-27 Class KG, 3% 1/25/2040	485,022	457,728
Fannie Mae Guaranteed REMICS Series 2016-42 Class FL, U.S. 30-Day Avg. SOFR Index + 0.4645%, 5.1985% 7/25/2046 (c)(d)	946,707	943,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	107,541	105,970
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,190,737	1,074,485
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	2,767,819	2,744,566
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	912,249	888,323
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	664,420	617,537
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	174,883	171,545
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	169,131	163,422
Preston Ridge Partners Mortgage Trust Series 2021-8 Class A1, 4.743% 9/25/2026 (b)(c)	2,139,026	2,110,972
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/2051 (b)	1,865,046	1,865,208
PRPM LLC Series 2021-RPL1 Class A1, 1.319% 7/25/2051 (b)	346,719	317,338
PRPM LLC Series 2021-RPL2 Class A1, 1.455% 10/25/2051 (b)(c)	494,480	451,139
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	4,350,803	4,170,680
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	167,916	166,753
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 6.5772% 7/20/2034 (c)(d)	586	541
TOTAL UNITED STATES		27,503,188
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,247,668)		27,545,908

Commercial Mortgage Securities - 2.4%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.8174% 7/20/2032 (b)(c)(d)	11,000,000	11,019,822
UNITED STATES - 2.1%
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	1,099,000	1,011,080
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	1,071,056	1,066,714
Benchmark Mortgage Trust Series 2021-B31 Class A1, 1.357% 12/15/2054	1,884,563	1,814,062
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.7245% 9/15/2026 (b)(c)(d)	2,278,000	2,222,691
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	1,365,000	1,365,853
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.9812% 6/15/2041 (b)(c)(d)	2,277,000	2,279,846
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.5073% 4/15/2037 (b)(c)(d)	4,067,000	4,087,335
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.6553% 4/15/2034 (b)(c)(d)	991,101	981,810
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.4126% 10/15/2036 (b)(c)(d)	2,267,000	2,256,399
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.3758% 5/15/2038 (b)(c)(d)	295,716	295,162
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	2,218,524	2,215,756
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	1,605,727	1,611,247
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(c)	4,698,729	4,713,412
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.5735% 11/15/2038 (b)(c)(d)	1,802,693	1,799,313
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.3594% 10/15/2026 (b)(c)(d)	1,563,530	1,555,713
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)	310,000	309,907
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	1,664,048	1,660,928
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	1,281,869	1,283,070
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	4,575,363	4,581,044
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	3,075,438	3,085,049
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,643,936	3,543,969
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,216,637	2,088,661
Citigroup Commercial Mortgage Trust Series 2015-GC33 Class AAB, 3.522% 9/10/2058	512,757	510,221
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	332,257	329,450
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (b)	4,412,000	3,858,692
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A3, 3.5438% 11/15/2048	6,383,915	6,323,853
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class ASB, 4.1628% 8/15/2051	1,578,298	1,538,369
CSMC Trust Series 2017-CHOP Class A, Prime Rate -2.306%, 5.444% 7/15/2032 (b)(c)(d)	874,964	857,618
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	272,894	263,363
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	2,883,644	2,872,830
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.8035% 7/15/2038 (b)(c)(d)	820,128	820,641
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.209% 8/10/2044 (b)(c)	1,831,549	1,756,236
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.6745% 10/15/2036 (b)(c)(d)	1,243,000	1,233,678
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class AS, 3.216% 4/15/2046	614,844	560,698
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 6.2245% 9/15/2029 (b)(c)(d)	616,075	579,110
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	3,413,000	3,329,808
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	1,358,639	1,341,656
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)	995,000	991,891
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	802,735	790,703
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	1,645,889	1,661,311
OPG Trust Series 2021-PORT Class A, CME Term SOFR 1 month Index + 0.5985%, 5.2085% 10/15/2036 (b)(c)(d)	2,705,480	2,691,953
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.3% 7/15/2036 (b)(c)(d)	3,000,000	2,994,375
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	2,309,867	2,308,159
Wells Fargo Commercial Mortgage Trust Series 2015-LC22 Class ASB, 3.571% 9/15/2058	285,427	284,007
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	701,783	693,216
Wells Fargo Commercial Mortgage Trust Series 2018-C47 Class A3, 4.175% 9/15/2061	1,928,662	1,885,716
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	4,155,000	4,153,418
TOTAL UNITED STATES		90,459,993
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $102,457,144)		101,479,815

Non-Convertible Corporate Bonds - 44.3%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 5.338% 4/4/2027 (b)	14,000,000	14,172,030
CANADA - 2.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 2.95% 3/15/2025	3,029,000	3,010,711
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Canadian Natural Resources Ltd 2.05% 7/15/2025	2,208,000	2,169,580
Cenovus Energy Inc 4.25% 4/15/2027	8,606,000	8,505,497
Enbridge Inc 2.5% 2/14/2025	769,000	764,901
Enbridge Inc 4.25% 12/1/2026	4,400,000	4,363,313
Enbridge Inc 5.25% 4/5/2027	3,961,000	4,019,241
Enbridge Inc 5.9% 11/15/2026	3,205,000	3,272,578
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	2,424,000	2,421,457
TransCanada PipeLines Ltd 4.25% 5/15/2028	8,000,000	7,881,300
		33,397,867
Financials - 1.9%
Banks - 1.9%
Bank of Montreal 4.567% 9/10/2027 (c)	11,150,000	11,128,168
Bank of Montreal 5.266% 12/11/2026	6,000,000	6,080,648
Bank of Montreal 5.92% 9/25/2025	5,000,000	5,049,461
Bank of Nova Scotia/The 3.45% 4/11/2025	5,900,000	5,870,589
Bank of Nova Scotia/The 5.35% 12/7/2026	4,000,000	4,059,049
Canadian Imperial Bank of Commerce 3.945% 8/4/2025	9,246,000	9,199,801
Canadian Imperial Bank of Commerce 5.001% 4/28/2028	8,000,000	8,073,566
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	8,000,000	8,175,862
Royal Bank of Canada 4.51% 10/18/2027 (c)	14,000,000	13,952,005
Toronto-Dominion Bank/The 1.2% 6/3/2026	5,000,000	4,752,229
Toronto-Dominion Bank/The 4.98% 4/5/2027	3,000,000	3,023,344
		79,364,722
Insurance - 0.0%
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (b)	1,726,000	1,680,180
TOTAL FINANCIALS		81,044,902

Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 1.35% 12/2/2024	7,345,000	7,345,000
TOTAL CANADA		124,798,480
DENMARK - 0.9%
Financials - 0.9%
Banks - 0.9%
Danske Bank A/S 1.621% 9/11/2026 (b)(c)	7,600,000	7,404,230
Danske Bank A/S 4.298% 4/1/2028 (b)(c)	12,000,000	11,833,552
Danske Bank A/S 5.427% 3/1/2028 (b)(c)	6,000,000	6,076,415
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	10,148,000	10,247,774
Danske Bank A/S 6.466% 1/9/2026 (b)(c)	1,630,000	1,631,996

TOTAL DENMARK		37,193,967
FRANCE - 2.0%
Financials - 2.0%
Banks - 2.0%
Banque Federative du Credit Mutuel SA 4.524% 7/13/2025 (b)	3,802,000	3,796,213
Banque Federative du Credit Mutuel SA 5.088% 1/23/2027 (b)	8,000,000	8,063,929
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	13,450,000	13,249,786
BPCE SA 1.625% 1/14/2025 (b)	10,600,000	10,560,098
BPCE SA 5.203% 1/18/2027 (b)	8,000,000	8,080,550
BPCE SA 6.612% 10/19/2027 (b)(c)	2,945,000	3,025,705
Credit Agricole SA 5.134% 3/11/2027 (b)	7,500,000	7,581,673
Societe Generale SA 1.488% 12/14/2026 (b)(c)	5,100,000	4,908,738
Societe Generale SA 2.226% 1/21/2026 (b)(c)	12,300,000	12,244,052
Societe Generale SA 4.351% 6/13/2025 (b)	4,200,000	4,190,185
Societe Generale SA 5.519% 1/19/2028 (b)(c)	7,000,000	7,050,246

TOTAL FRANCE		82,751,175
GERMANY - 2.9%
Consumer Discretionary - 1.4%
Automobiles - 1.4%
BMW US Capital LLC 4.65% 8/13/2026 (b)	8,517,000	8,524,114
Mercedes-Benz Finance North America LLC 4.75% 8/1/2027 (b)	10,000,000	10,010,708
Mercedes-Benz Finance North America LLC 4.8% 1/11/2027 (b)	9,500,000	9,528,666
Mercedes-Benz Finance North America LLC 4.95% 3/30/2025 (b)	5,000,000	4,999,978
Volkswagen Group of America Finance LLC 3.35% 5/13/2025 (b)	7,300,000	7,244,435
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (b)	5,735,000	5,705,854
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	8,000,000	8,086,257
Volkswagen Group of America Finance LLC 6% 11/16/2026 (b)	5,000,000	5,080,867
		59,180,879
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	13,600,000	13,773,053
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	11,469,000	11,842,917
		25,615,970
Health Care - 0.4%
Pharmaceuticals - 0.4%
Bayer US Finance II LLC 4.25% 12/15/2025 (b)	6,602,000	6,545,155
Bayer US Finance LLC 6.125% 11/21/2026 (b)	8,400,000	8,575,466
		15,120,621
Industrials - 0.5%
Machinery - 0.5%
Daimler Truck Finance North America LLC 1.625% 12/13/2024 (b)	1,613,000	1,611,406
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	9,000,000	8,519,159
Daimler Truck Finance North America LLC 5% 1/15/2027 (b)	7,000,000	7,034,513
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	3,257,000	3,286,259
Daimler Truck Finance North America LLC 5.2% 1/17/2025 (b)	2,360,000	2,360,819
		22,812,156
TOTAL GERMANY		122,729,626
IRELAND - 1.1%
Financials - 0.8%
Consumer Finance - 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	7,716,000	7,449,963
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 1/23/2028	8,800,000	8,569,022
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,050,000	5,175,174
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	12,466,000	12,915,816
		34,109,975
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	5,500,000	5,305,271
Avolon Holdings Funding Ltd 2.875% 2/15/2025 (b)	6,000,000	5,961,813
		11,267,084
TOTAL IRELAND		45,377,059
ITALY - 0.2%
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (b)	10,080,000	10,171,615
JAPAN - 0.9%
Financials - 0.9%
Banks - 0.9%
Mitsubishi UFJ Financial Group Inc 2.193% 2/25/2025	10,466,000	10,401,845
Mitsubishi UFJ Financial Group Inc 5.541% 4/17/2026 (c)	9,400,000	9,417,606
Mizuho Financial Group Inc 2.651% 5/22/2026 (c)	8,889,000	8,796,155
Sumitomo Mitsui Financial Group Inc 5.464% 1/13/2026	10,000,000	10,076,134

TOTAL JAPAN		38,691,740
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
ABN AMRO Bank NV 1.542% 6/16/2027 (b)(c)	2,600,000	2,470,550
ABN AMRO Bank NV 6.339% 9/18/2027 (b)(c)	6,100,000	6,249,973
ABN AMRO Bank NV 6.575% 10/13/2026 (b)(c)	7,800,000	7,895,903
Cooperatieve Rabobank UA/NY 5.5% 7/18/2025	7,550,000	7,592,379

TOTAL NETHERLANDS		24,208,805
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	690,000	669,129
SPAIN - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco Santander SA 5.365% 7/15/2028 (c)	4,000,000	4,040,949
SWEDEN - 0.2%
Financials - 0.2%
Banks - 0.2%
Swedbank AB 6.136% 9/12/2026 (b)	10,000,000	10,220,687
SWITZERLAND - 0.8%
Financials - 0.8%
Capital Markets - 0.8%
UBS AG/London 1.375% 1/13/2025 (b)	3,559,000	3,545,002
UBS AG/Stamford CT U.S. SOFR Averages Index + 1.26%, 5.8331% 2/21/2025 (c)(d)	5,000,000	5,011,474
UBS Group AG 4.703% 8/5/2027 (b)(c)	9,100,000	9,058,620
UBS Group AG 6.373% 7/15/2026 (b)(c)	3,000,000	3,023,736
UBS Group AG 6.442% 8/11/2028 (b)(c)	13,100,000	13,605,676

TOTAL SWITZERLAND		34,244,508
UNITED KINGDOM - 4.4%
Consumer Staples - 0.7%
Tobacco - 0.7%
BAT Capital Corp 3.557% 8/15/2027	14,000,000	13,591,636
BAT International Finance PLC 1.668% 3/25/2026	5,786,000	5,556,449
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	10,800,000	10,556,349
		29,704,434
Financials - 3.6%
Banks - 3.4%
Barclays PLC 2.852% 5/7/2026 (c)	6,187,000	6,127,820
Barclays PLC 5.304% 8/9/2026 (c)	7,300,000	7,312,341
Barclays PLC 5.501% 8/9/2028 (c)	4,000,000	4,049,980
Barclays PLC 5.674% 3/12/2028 (c)	6,000,000	6,097,205
Barclays PLC 6.496% 9/13/2027 (c)	5,000,000	5,125,088
Barclays PLC 7.325% 11/2/2026 (c)	8,700,000	8,875,294
HSBC Holdings PLC 1.645% 4/18/2026 (c)	8,331,000	8,226,273
HSBC Holdings PLC 4.292% 9/12/2026 (c)	9,300,000	9,254,565
HSBC Holdings PLC 4.755% 6/9/2028 (c)	8,000,000	7,965,002
HSBC Holdings PLC 5.597% 5/17/2028 (c)	12,100,000	12,273,535
HSBC Holdings PLC 7.39% 11/3/2028 (c)	10,000,000	10,654,921
Lloyds Banking Group PLC 4.716% 8/11/2026 (c)	9,500,000	9,475,823
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	14,500,000	14,664,354
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,905,000	3,969,180
NatWest Group PLC 1.642% 6/14/2027 (c)	5,100,000	4,852,245
NatWest Group PLC 5.516% 9/30/2028 (c)	10,000,000	10,152,413
NatWest Group PLC 5.847% 3/2/2027 (c)	5,291,000	5,348,130
NatWest Markets PLC 5.416% 5/17/2027 (b)	10,000,000	10,158,955
		144,583,124
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	7,800,000	8,021,068
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5% 3/26/2027 (b)	2,762,000	2,782,317
TOTAL UNITED KINGDOM		185,090,943
UNITED STATES - 27.0%
Communication Services - 1.5%
Media - 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	11,150,000	10,705,397
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	510,000	509,726
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	5,910,000	6,035,052
Discovery Communications LLC 4.9% 3/11/2026	4,500,000	4,484,351
Warnermedia Holdings Inc 3.638% 3/15/2025	9,872,000	9,830,513
Warnermedia Holdings Inc 3.755% 3/15/2027	15,000,000	14,527,634
		46,092,673
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 1.5% 2/15/2026	4,800,000	4,618,262
T-Mobile USA Inc 2.625% 4/15/2026	8,000,000	7,779,526
T-Mobile USA Inc 3.5% 4/15/2025	3,440,000	3,421,862
		15,819,650
TOTAL COMMUNICATION SERVICES		61,912,323

Consumer Discretionary - 2.1%
Automobiles - 1.7%
American Honda Finance Corp 4.6% 4/17/2025	6,350,000	6,346,193
General Motors Financial Co Inc 1.25% 1/8/2026	15,696,000	15,093,157
General Motors Financial Co Inc 5.4% 4/6/2026	5,000,000	5,034,601
General Motors Financial Co Inc 5.4% 5/8/2027	10,000,000	10,135,884
General Motors Financial Co Inc 6% 1/9/2028	8,300,000	8,575,175
Hyundai Capital America 2.375% 10/15/2027 (b)	9,200,000	8,602,121
Hyundai Capital America 5.45% 6/24/2026 (b)	7,134,000	7,193,797
Hyundai Capital America 5.8% 6/26/2025 (b)	10,000,000	10,048,057
		71,028,985
Distributors - 0.1%
Genuine Parts Co 1.75% 2/1/2025	3,041,000	3,025,163
Specialty Retail - 0.3%
Advance Auto Parts Inc 5.9% 3/9/2026	2,251,000	2,265,932
AutoZone Inc 5.05% 7/15/2026	8,000,000	8,057,203
Lowe's Cos Inc 4.8% 4/1/2026	993,000	995,718
O'Reilly Automotive Inc 5.75% 11/20/2026	2,294,000	2,339,829
		13,658,682
TOTAL CONSUMER DISCRETIONARY		87,712,830

Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.3%
7-Eleven Inc 0.95% 2/10/2026 (b)	4,000,000	3,814,532
Dollar General Corp 4.625% 11/1/2027	8,000,000	7,961,059
		11,775,591
Food Products - 0.3%
Bunge Ltd Fin Corp 4.1% 1/7/2028	5,920,000	5,822,184
Conagra Brands Inc 5.3% 10/1/2026	6,000,000	6,060,939
The Campbell's Company 5.3% 3/20/2026	1,834,000	1,845,935
		13,729,058
Tobacco - 0.2%
Altria Group Inc 2.35% 5/6/2025	621,000	614,242
Philip Morris International Inc 4.75% 2/12/2027	7,037,000	7,067,382
		7,681,624
TOTAL CONSUMER STAPLES		33,186,273

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
DCP Midstream Operating LP 5.625% 7/15/2027	12,491,000	12,698,563
Diamondback Energy Inc 5.2% 4/18/2027	10,978,000	11,118,926
Energy Transfer LP 2.9% 5/15/2025	4,750,000	4,704,633
Energy Transfer LP 6% 2/1/2029 (b)	10,000,000	10,155,320
Enterprise Products Operating LLC 5.05% 1/10/2026	3,360,000	3,377,385
Eqt Corp 3.9% 10/1/2027	16,000,000	15,637,804
MPLX LP 1.75% 3/1/2026	4,929,000	4,744,549
MPLX LP 4.25% 12/1/2027	8,000,000	7,898,167
MPLX LP 4.875% 12/1/2024	8,000,000	8,000,001
MPLX LP 4.875% 6/1/2025	4,300,000	4,299,866
Occidental Petroleum Corp 5% 8/1/2027	7,202,000	7,222,497
ONEOK Inc 4.25% 9/24/2027	1,010,000	999,316
Phillips 66 1.3% 2/15/2026	4,900,000	4,704,476
Phillips 66 3.85% 4/9/2025	3,943,000	3,926,852
Williams Cos Inc/The 4% 9/15/2025	4,400,000	4,371,819
Williams Cos Inc/The 5.4% 3/2/2026	1,283,000	1,292,264
		105,152,438
Financials - 14.4%
Banks - 8.1%
Bank of America Corp 1.197% 10/24/2026 (c)	16,500,000	15,995,951
Bank of America Corp 3.384% 4/2/2026 (c)	12,550,000	12,485,341
Bank of America Corp 3.559% 4/23/2027 (c)	6,000,000	5,896,520
Bank of America Corp 4.827% 7/22/2026 (c)	4,000,000	4,000,036
Bank of America Corp 5.08% 1/20/2027 (c)	2,000,000	2,005,697
Bank of America Corp 5.933% 9/15/2027 (c)	12,000,000	12,228,134
Bank of America NA 5.65% 8/18/2025	5,000,000	5,033,397
Citigroup Inc 2.014% 1/25/2026 (c)	11,000,000	10,947,993
Citigroup Inc 3.106% 4/8/2026 (c)	7,886,000	7,837,257
Citigroup Inc 3.52% 10/27/2028 (c)	10,000,000	9,656,592
Citigroup Inc 3.887% 1/10/2028 (c)	6,000,000	5,889,436
Citigroup Inc 5.61% 9/29/2026 (c)	7,300,000	7,343,762
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	10,200,000	10,626,689
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	22,400,000	21,621,541
JPMorgan Chase & Co 4.505% 10/22/2028 (c)	12,000,000	11,930,307
JPMorgan Chase & Co 5.04% 1/23/2028 (c)	14,000,000	14,083,451
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	6,936,000	7,066,301
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	13,500,000	13,819,719
KeyBank NA/Cleveland OH 4.15% 8/8/2025	1,413,000	1,404,773
KeyCorp U.S. SOFR Averages Index + 1.25%, 5.8228% 5/23/2025 (c)(d)	1,528,000	1,530,956
Morgan Stanley Bank NA 4.754% 4/21/2026	4,451,000	4,462,483
Morgan Stanley Bank NA 5.479% 7/16/2025	7,000,000	7,033,722
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	12,000,000	12,067,111
PNC Financial Services Group Inc/The 5.3% 1/21/2028 (c)	3,461,000	3,501,046
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	10,000,000	10,248,420
Regions Financial Corp 2.25% 5/18/2025	1,933,000	1,909,050
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	3,779,000	3,585,689
Santander Holdings USA Inc 3.244% 10/5/2026	12,350,000	11,962,115
Santander Holdings USA Inc 5.807% 9/9/2026 (c)	6,909,000	6,942,616
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	3,343,000	3,392,960
Truist Financial Corp 4.123% 6/6/2028 (c)	4,000,000	3,933,228
Truist Financial Corp 4.26% 7/28/2026 (c)	10,500,000	10,466,747
Truist Financial Corp 5.9% 10/28/2026 (c)	6,200,000	6,256,437
Truist Financial Corp 7.161% 10/30/2029 (c)	7,500,000	8,070,859
US Bancorp 4.653% 2/1/2029 (c)	10,000,000	9,960,660
US Bancorp 5.727% 10/21/2026 (c)	4,500,000	4,533,709
Wells Fargo & Co 2.164% 2/11/2026 (c)	14,358,000	14,280,399
Wells Fargo & Co 2.188% 4/30/2026 (c)	9,450,000	9,346,533
Wells Fargo & Co 4.54% 8/15/2026 (c)	5,800,000	5,786,365
Wells Fargo & Co 4.808% 7/25/2028 (c)	10,000,000	9,995,561
Wells Fargo & Co 5.707% 4/22/2028 (c)	12,000,000	12,240,429
		341,379,992
Capital Markets - 2.0%
Athene Global Funding 1.608% 6/29/2026 (b)	4,900,000	4,655,252
Athene Global Funding 1.716% 1/7/2025 (b)	3,920,000	3,908,088
Athene Global Funding 5.339% 1/15/2027 (b)	5,093,000	5,138,978
Athene Global Funding 5.516% 3/25/2027 (b)	12,400,000	12,574,131
Athene Global Funding 5.684% 2/23/2026 (b)	5,000,000	5,040,659
Blackstone Private Credit Fund 4.7% 3/24/2025	4,526,000	4,514,796
Goldman Sachs Group Inc/The 4.387% 6/15/2027 (c)	10,000,000	9,936,685
Intercontinental Exchange Inc 3.625% 9/1/2028	8,500,000	8,202,112
Intercontinental Exchange Inc 3.65% 5/23/2025	2,741,000	2,727,140
Morgan Stanley 0.985% 12/10/2026 (c)	6,200,000	5,960,086
Morgan Stanley 2.63% 2/18/2026 (c)	5,000,000	4,975,653
Morgan Stanley 4.679% 7/17/2026 (c)	16,533,000	16,511,763
Nasdaq Inc 5.65% 6/28/2025	1,516,000	1,522,638
		85,667,981
Consumer Finance - 2.1%
Ally Financial Inc 4.75% 6/9/2027	4,500,000	4,490,548
Ally Financial Inc 7.1% 11/15/2027	8,000,000	8,470,195
American Express Co 5.098% 2/16/2028 (c)	5,000,000	5,035,918
American Express Co 5.389% 7/28/2027 (c)	7,500,000	7,579,205
American Express Co 6.338% 10/30/2026 (c)	8,000,000	8,112,946
Capital One Financial Corp 4.985% 7/24/2026 (c)	10,713,000	10,709,697
Capital One Financial Corp 5.468% 2/1/2029 (c)	8,000,000	8,092,919
Capital One Financial Corp 7.149% 10/29/2027 (c)	6,500,000	6,761,559
Ford Motor Credit Co LLC 5.8% 3/5/2027	8,000,000	8,100,656
Ford Motor Credit Co LLC 5.85% 5/17/2027	12,000,000	12,178,155
Ford Motor Credit Co LLC 6.95% 6/10/2026	10,070,000	10,308,528
		89,840,326
Financial Services - 0.9%
Corebridge Financial Inc 3.5% 4/4/2025	5,028,000	5,002,770
Corebridge Global Funding 4.65% 8/20/2027 (b)	3,556,000	3,553,108
Corebridge Global Funding 5.75% 7/2/2026 (b)	6,500,000	6,601,400
Equitable Holdings Inc 4.35% 4/20/2028	8,000,000	7,892,558
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	6,000,000	6,014,034
Western Union Co/The 1.35% 3/15/2026	8,000,000	7,635,683
Western Union Co/The 2.85% 1/10/2025	775,000	773,225
		37,472,778
Insurance - 1.3%
Aon North America Inc 5.125% 3/1/2027	10,000,000	10,106,990
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	5,000,000	5,038,331
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	6,794,000	6,903,758
MassMutual Global Funding II 4.5% 4/10/2026 (b)	8,100,000	8,100,140
MassMutual Global Funding II 5.1% 4/9/2027 (b)	8,570,000	8,691,973
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	3,503,000	3,458,160
New York Life Global Funding 5.45% 9/18/2026 (b)	10,200,000	10,369,600
Pacific Life Global Funding II 1.2% 6/24/2025 (b)	2,709,000	2,656,406
Protective Life Global Funding 3.218% 3/28/2025 (b)	1,098,000	1,092,691
		56,418,049
TOTAL FINANCIALS		610,779,126

Health Care - 1.5%
Biotechnology - 0.2%
Amgen Inc 5.25% 3/2/2025	7,525,000	7,530,425
Health Care Providers & Services - 1.0%
Centene Corp 2.45% 7/15/2028	3,570,000	3,227,838
CVS Health Corp 5% 2/20/2026	10,000,000	10,011,753
HCA Inc 5.625% 9/1/2028	10,000,000	10,212,278
HCA Inc 5.875% 2/15/2026	6,500,000	6,550,529
Icon Investments Six DAC 5.809% 5/8/2027	9,924,000	10,114,907
		40,117,305
Pharmaceuticals - 0.3%
Haleon UK Capital PLC 3.125% 3/24/2025	9,140,000	9,093,938
Utah Acquisition Sub Inc 3.95% 6/15/2026	4,822,000	4,747,535
		13,841,473
TOTAL HEALTH CARE		61,489,203

Industrials - 1.0%
Aerospace & Defense - 0.6%
Boeing Co 2.196% 2/4/2026	4,000,000	3,865,663
Boeing Co 2.75% 2/1/2026	2,400,000	2,334,559
Boeing Co 4.875% 5/1/2025	6,107,000	6,099,759
Boeing Co 6.259% 5/1/2027 (b)	893,000	915,095
L3Harris Technologies Inc 5.4% 1/15/2027	8,000,000	8,131,998
RTX Corp 5.75% 11/8/2026	3,461,000	3,529,218
		24,876,292
Commercial Services & Supplies - 0.1%
Republic Services Inc 0.875% 11/15/2025	4,500,000	4,341,526
Machinery - 0.3%
Ingersoll Rand Inc 5.197% 6/15/2027	12,100,000	12,264,949
Trading Companies & Distributors - 0.0%
Air Lease Corp 3.25% 3/1/2025	1,900,000	1,891,452
TOTAL INDUSTRIALS		43,374,219

Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 0.0%
Amphenol Corp 5.05% 4/5/2027	1,393,000	1,408,349
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp / Broadcom Cayman Finance Ltd 3.875% 1/15/2027	9,300,000	9,160,291
Broadcom Inc 5.05% 7/12/2027	6,000,000	6,060,130
		15,220,421
Software - 0.7%
Oracle Corp 2.5% 4/1/2025	5,000,000	4,959,603
Oracle Corp 5.8% 11/10/2025	7,380,000	7,450,832
Roper Technologies Inc 1% 9/15/2025	5,000,000	4,859,900
VMware LLC 4.5% 5/15/2025	5,800,000	5,786,794
VMware LLC 4.65% 5/15/2027	8,000,000	7,987,146
		31,044,275
Technology Hardware, Storage & Peripherals - 0.3%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	4,782,000	4,754,653
Hewlett Packard Enterprise Co 4.45% 9/25/2026	5,887,000	5,861,500
		10,616,153
TOTAL INFORMATION TECHNOLOGY		58,289,198

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.05% 3/15/2025	4,200,000	4,206,001
Containers & Packaging - 0.0%
Sonoco Products Co 4.45% 9/1/2026	2,095,000	2,082,340
TOTAL MATERIALS		6,288,341

Real Estate - 0.3%
Health Care REITs - 0.1%
Omega Healthcare Investors Inc 4.5% 1/15/2025	3,800,000	3,794,786
Specialized REITs - 0.2%
American Tower Corp 1.3% 9/15/2025	1,459,000	1,417,946
American Tower Corp 5.5% 3/15/2028	5,000,000	5,109,072
Crown Castle Inc 1.35% 7/15/2025	342,000	334,687
Crown Castle Inc 4% 3/1/2027	2,500,000	2,459,502
		9,321,207
TOTAL REAL ESTATE		13,115,993

Utilities - 1.4%
Electric Utilities - 0.4%
Eversource Energy 5.45% 3/1/2028	5,000,000	5,113,367
FirstEnergy Corp 1.6% 1/15/2026	365,000	350,915
FirstEnergy Corp 2.05% 3/1/2025	2,028,000	2,012,200
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (b)	2,545,000	2,548,634
Georgia Power Co 5.004% 2/23/2027	2,642,000	2,671,690
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(e)	2,951,000	2,955,275
		15,652,081
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 5.45% 6/1/2028	8,000,000	8,089,659
Multi-Utilities - 0.8%
Dominion Energy Inc 2.85% 8/15/2026	9,000,000	8,723,733
DTE Energy Co 4.95% 7/1/2027	3,252,000	3,273,124
NiSource Inc 0.95% 8/15/2025	1,507,000	1,465,887
NiSource Inc 5.25% 3/30/2028	8,000,000	8,141,906
Sempra 3.3% 4/1/2025	1,816,000	1,806,390
WEC Energy Group Inc 5% 9/27/2025	1,702,000	1,706,085
WEC Energy Group Inc 5.15% 10/1/2027	10,000,000	10,160,331
		35,277,456
TOTAL UTILITIES		59,019,196

TOTAL UNITED STATES		1,140,319,140
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,858,169,770)		1,874,679,853

U.S. Government Agency - Mortgage Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	206,098	204,115
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	105,190	104,178
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	289,101	286,320
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	1,815,701	1,777,240
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	415,213	424,924
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	68	71
Freddie Mac Gold Pool 8.5% 5/1/2026	23	23
Freddie Mac Gold Pool 8.5% 5/1/2027	12	13
Freddie Mac Gold Pool 8.5% 6/1/2027	618	634
Freddie Mac Gold Pool 8.5% 7/1/2027	34	35
Freddie Mac Gold Pool 8.5% 7/1/2028	113	115
Freddie Mac Gold Pool 8.5% 8/1/2026	111	113
Freddie Mac Gold Pool 8.5% 8/1/2027	190	194
Freddie Mac Gold Pool 8.5% 8/1/2027	1,277	1,313
Ginnie Mae I Pool 7% 1/15/2028	482	486
Ginnie Mae I Pool 7% 1/15/2028	116	118
Ginnie Mae I Pool 7% 1/15/2029	1,018	1,031
Ginnie Mae I Pool 7% 1/15/2029	199	201
Ginnie Mae I Pool 7% 1/15/2031	220	224
Ginnie Mae I Pool 7% 1/15/2032	160	163
Ginnie Mae I Pool 7% 10/15/2028	407	413
Ginnie Mae I Pool 7% 10/15/2028	593	603
Ginnie Mae I Pool 7% 10/15/2028	68	69
Ginnie Mae I Pool 7% 11/15/2027	107	108
Ginnie Mae I Pool 7% 11/15/2028	241	244
Ginnie Mae I Pool 7% 11/15/2028	1,179	1,195
Ginnie Mae I Pool 7% 12/15/2028	197	199
Ginnie Mae I Pool 7% 12/15/2028	128	130
Ginnie Mae I Pool 7% 12/15/2029	137	139
Ginnie Mae I Pool 7% 2/15/2028	41	40
Ginnie Mae I Pool 7% 2/15/2030	1,194	1,219
Ginnie Mae I Pool 7% 2/15/2031	134	136
Ginnie Mae I Pool 7% 2/15/2032	181	185
Ginnie Mae I Pool 7% 3/15/2028	43	43
Ginnie Mae I Pool 7% 3/15/2031	121	124
Ginnie Mae I Pool 7% 3/15/2031	289	296
Ginnie Mae I Pool 7% 3/15/2032	322	331
Ginnie Mae I Pool 7% 3/15/2032	686	701
Ginnie Mae I Pool 7% 4/15/2028	116	118
Ginnie Mae I Pool 7% 4/15/2028	210	212
Ginnie Mae I Pool 7% 4/15/2028	2,760	2,781
Ginnie Mae I Pool 7% 4/15/2029	43	44
Ginnie Mae I Pool 7% 4/15/2029	504	512
Ginnie Mae I Pool 7% 4/15/2032	332	340
Ginnie Mae I Pool 7% 4/15/2032	596	609
Ginnie Mae I Pool 7% 5/15/2029	381	386
Ginnie Mae I Pool 7% 5/15/2031	1,827	1,873
Ginnie Mae I Pool 7% 5/15/2032	425	435
Ginnie Mae I Pool 7% 6/15/2028	1,396	1,415
Ginnie Mae I Pool 7% 6/15/2028	319	323
Ginnie Mae I Pool 7% 6/15/2028	185	187
Ginnie Mae I Pool 7% 6/15/2029	83	84
Ginnie Mae I Pool 7% 6/15/2032	1,192	1,221
Ginnie Mae I Pool 7% 6/15/2032	423	435
Ginnie Mae I Pool 7% 7/15/2028	2,288	2,316
Ginnie Mae I Pool 7% 7/15/2028	153	155
Ginnie Mae I Pool 7% 7/15/2028	432	438
Ginnie Mae I Pool 7% 7/15/2029	485	494
Ginnie Mae I Pool 7% 7/15/2029	155	158
Ginnie Mae I Pool 7% 7/15/2031	333	339
Ginnie Mae I Pool 7% 7/15/2031	1,449	1,480
Ginnie Mae I Pool 7% 8/15/2028	172	174
Ginnie Mae I Pool 7% 8/15/2028	1,681	1,706
Ginnie Mae I Pool 7% 8/15/2028	627	636
Ginnie Mae I Pool 7% 8/15/2029	118	119
Ginnie Mae I Pool 7% 8/15/2032	138	142
Ginnie Mae I Pool 7% 8/15/2032	572	588
Ginnie Mae I Pool 7% 8/15/2032	9,298	9,529
Ginnie Mae I Pool 7% 9/15/2028	358	359
Ginnie Mae I Pool 7% 9/15/2028	215	218
Ginnie Mae I Pool 7% 9/15/2028	1,123	1,137
TOTAL UNITED STATES		2,838,649
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,148,631)		2,838,649

U.S. Treasury Obligations - 34.4%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 4.125% 10/31/2027	3.57 to 4.37	279,934,400	280,043,748
US Treasury Notes 4.25% 3/15/2027	3.95 to 4.69	247,616,500	248,090,453
US Treasury Notes 4.375% 12/15/2026	4.03 to 4.45	120,000,000	120,421,874
US Treasury Notes 4.5% 7/15/2026	4.49 to 4.64	408,603,200	410,215,266
US Treasury Notes 4.625% 11/15/2026	4.12	40,590,300	40,907,412
US Treasury Notes 4.625% 3/15/2026 (h)	3.90 to 4.09	94,209,000	94,580,684
US Treasury Notes 4.625% 6/15/2027	3.80 to 4.53	179,900,000	182,008,203
US Treasury Notes 4.875% 4/30/2026	4.89	80,100,000	80,741,426
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,455,016,643)			1,457,009,066

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $59,648,432)	4.64	59,636,505	59,648,432

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,258,195,499)	4,279,706,208
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(41,331,401)
NET ASSETS - 100.0%	4,238,374,807

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,434	Mar 2025	501,670,219	1,440,989	1,440,989

The notional amount of futures purchased as a percentage of Net Assets is 11.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,026,711,651 or 24.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,996,776.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	24,981,739	255,828,380	221,161,687	757,070	-	-	59,648,432	0.1%
Total	24,981,739	255,828,380	221,161,687	757,070	-	-	59,648,432

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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